INCOME TAXES - Summary of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Balance at the beginning of the year	¥ 288,844	¥ 146,371	¥ 139,177
Additions of valuation allowance	79,445	168,163	46,755
Reduction of valuation allowance	(20,162)	(16,752)	(4,643)
Reversal of valuation allowance	(11,297)	(188)
Change of tax rates	31,171	(8,038)	(30,671)
Change of decrease related to subsidiary disposals and expiration	(293)	(712)	(4,247)
Balance at the end of the year	¥ 367,708	¥ 288,844	¥ 146,371